PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated January 28, 2025,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Critical Flow Solutions

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 27, 2025, the AST Cohen & Steers Realty Portfolio (“the merging Fund”) merged into the AST Large-Cap Equity Portfolio (“the successor Fund”). All assets in the merging Fund automatically transferred to the successor Fund. Also, on January 27, 2025, the successor Fund is closed to new money. Premium allocation, DCA, auto-rebalancing, and allocated charges programs directed to the AST Large-Cap Equity Portfolio will be directed to the PSF Money Market Portfolio after January 27, 2025. All references to the AST Cohen & Steers Realty Portfolio are deleted.

Effective on the date specified above, the row for this fund in APPENDIX A: Funds Available Under the Contract is deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large Cap	^^AST Large-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc./ ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.84%	23.10%	12.69%	10.27%
^^ Effective January 27, 2025 the AST Large-Cap Equity Portfolio is closed to new money.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP234

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated January 28, 2025,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 27, 2025, the AST Cohen & Steers Realty Portfolio (“the merging Fund”) merged into the AST Large-Cap Equity Portfolio (“the successor Fund”). All assets in the merging Fund automatically transferred to the successor Fund. Also, on January 27, 2025, the successor Fund is closed to new money. Premium allocation, DCA, auto-rebalancing, and allocated charges programs directed to the AST Large-Cap Equity Portfolio will be directed to the PSF Money Market Portfolio after January 27, 2025. All references to the AST Cohen & Steers Realty Portfolio are deleted.

Effective on the date specified above, the row for this fund in APPENDIX A: Funds Available Under the Contract is deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large Cap	^^AST Large-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc./ ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.84%	23.10%	12.69%	10.27%
^^ Effective January 27, 2025 the AST Large-Cap Equity Portfolio is closed to new money.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP235

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated January 28, 2025,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Curtiss-Wright Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 27, 2025, the AST Cohen & Steers Realty Portfolio (“the merging Fund”) merged into the AST Large-Cap Equity Portfolio (“the successor Fund”). All assets in the merging Fund automatically transferred to the successor Fund. Also, on January 27, 2025, the successor Fund is closed to new money. Premium allocation, DCA, auto-rebalancing, and allocated charges programs directed to the AST Large-Cap Equity Portfolio will be directed to the PSF Money Market Portfolio after January 27, 2025. All references to the AST Cohen & Steers Realty Portfolio are deleted.

Effective on the date specified above, the row for this fund in APPENDIX A: Funds Available Under the Contract is deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large Cap	AST Large-Cap Equity Portfolio (Class I) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Putnam Investment Management LLC	0.84%	23.10%	12.69%	10.27%
^^ Effective January 27, 2025 the AST Large-Cap Equity Portfolio is closed to new money.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP236

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Executive GVUL

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On January 27, 2025, the AST Cohen & Steers Realty Portfolio (“the merging Fund”) merged into the AST Large-Cap Equity Portfolio (“the successor Fund”). All assets in the merging Fund automatically transferred to the successor Fund. Also, on January 27, 2025, the successor Fund is closed to new money. Premium allocation, DCA, auto-rebalancing, and allocated charges programs directed to the AST Large-Cap Equity Portfolio will be directed to the PSF Money Market Portfolio after January 27, 2025. All references to the AST Cohen & Steers Realty Portfolio are deleted.

Effective on the date specified above, the row for this fund in APPENDIX A: Funds Available Under the Contract is deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large Cap	AST Large-Cap Equity Portfolio (Class I) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Putnam Investment Management LLC	0.84%	23.10%	12.69%	10.27%
^^ Effective January 27, 2025 the AST Large-Cap Equity Portfolio is closed to new money.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP237